Significant Accounting Policies - Subsidiaries in Consolidation (Table) (Details)	12 Months Ended
Dec. 31, 2022
Navios South American Logistics Inc. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Marshall Is.
Nature	Holding Company
Proportion of ownership interest in subsidiary
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Corporacion Navios S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Uruguay
Nature	Port-Facility Owning Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Energias Renovables del Sur S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Uruguay
Nature	Land Owning Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Nauticler S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Uruguay
Nature	Sub-Holding Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Compania Naviera Horamar S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Argentina
Nature	Vessel-Operating Management Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Compania de Transporte Fluvial International S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Uruguay
Nature	Sub-Holding Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Ponte Rio S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Uruguay
Nature	Operating Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
HS Tankers Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Panama
Nature	Tanker-Owning Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
HS Navigation Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Panama
Nature	Tanker-Owning Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
HS Shipping Ltd. Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Panama
Nature	Tanker-Owning Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
HS South Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Panama
Nature	Tanker-Owning Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Petrovia Internacional S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Uruguay
Nature	Land-Owning Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Mercopar S.A.C.I. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Paraguay
Nature	Operating/Barge-Owning Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Petrolera San Antonio S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Paraguay
Nature	Port Facility-Owning Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Stability Oceanways S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Panama
Nature	Barge and Pushboat-Owning Operating Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Hidronave South American Logistics S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Brazil
Nature	Pushboat-Owning Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Horamar do Brasil Navegacao Ltda [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Brazil
Nature	Non-Operating Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Navarra Shipping Corporation [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Marshall Is.
Nature	Tanker-Owning Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Pelayo Shipping Corporation [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Marshall Is.
Nature	Tanker-Owning Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Navios Logistics Finance (U.S.) Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Delaware
Nature	Operating Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Varena Maritime Services S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Panama
Nature	Barge and Pushboat-Owning Operating Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Honey Bunkering S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Panama
Nature	Tanker-Owning Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Naviera Alto Parana S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Paraguay
Nature	Operating Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Edolmix S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Uruguay
Nature	Port-Terminal Rights Owning Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Cartisur S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Uruguay
Nature	Non-Operating Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
NP Trading S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	British Virgin Islands
Nature	Sub-Holding Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Ruswe International S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Uruguay
Nature	Barge-Operating Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Delta Naval Trade S.A [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Panama
Nature	Tanker-Owning Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Terra Norte Group S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Paraguay
Nature	Non-Operating Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Corporacion Navios Granos S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Uruguay
Nature	Port-Facility Owning Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Docas Fluvial do Porto Murtinho S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Brazil
Nature	Land Owning Company
Proportion of ownership interest in subsidiary	95.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Siriande S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Uruguay
Nature	Non-Operating Company
Proportion of ownership interest in subsidiary	100.00%
2022	1/1-12/31
2021	1/1-12/31
2020	1/1-12/31
Grimaud Ventures S.A. (1) [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Marshall Islands	[1]
Nature	Financial Asset Holder Company	[1]
Proportion of ownership interest in subsidiary	100.00%	[1]
2022		[1]
2021	1/1-7/30	[1]
2020	1/21-12/31	[1]
Brundir S.A. (2) [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Uruguay	[2]
Nature	Non-Operating Company	[2]
Proportion of ownership interest in subsidiary	100.00%	[2]
2022	1/1-12/31	[2]
2021	10/21-12/31	[2]
2020		[2]

[1]	On July 30, 2021, the Company declared and paid a pro rata dividend to its shareholders in shares of Grimaud (as defined herein), representing 100% of Navios Logistics’ equity interest in Grimaud.
[2]	On October 21, 2021, the Company acquired 100% of the common shares of Brundir S.A.. Brundir S.A. is a non-operating company.